HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
May 31, 2026

Shares				Fair Value
	OPEN-END FUNDS — 70.3%
	ALTERNATIVE - 31.2%
1,365,668	Ambassador Fund, Institutional Class			$ 13,615,708
429,104	AQR Alternative Risk Premia Fund, Class R6			6,938,620
934,516	AQR Diversifying Strategies Fund, Class R6			13,821,487
				34,375,815
	COMMODITY - 6.2%
603,792	AQR Risk-Balanced Commodities Fund, Class R6			6,792,663

	FIXED INCOME - 26.5%
1,590,870	PGIM Securitized Credit Fund, Class Z			15,590,530
1,485,523	Putnam Mortgage Opportunities Fund, Class R6			13,577,676
				29,168,206
	MIXED ALLOCATION - 6.4%
377,255	AQR Trend Total Return Fund, Class I			7,024,495

	TOTAL OPEN-END FUNDS (Cost $76,851,572)			77,361,179

Principal Amount ($)		Coupon Rate (%)	Maturity
	U.S. GOVERNMENT & AGENCIES — 25.4%
	U.S. TREASURY BILLS — 25.4%
19,705,000	United States Treasury Bill(a)	3.3400	06/11/26	19,685,178
8,375,000	United States Treasury Bill(a)	3.6200	08/20/26	8,308,214
				27,993,392
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $27,995,003)			27,993,392

Shares
	SHORT-TERM INVESTMENTS — 15.0%
	MONEY MARKET FUNDS - 15.0%
14,548,901	Fidelity Money Market Government Portfolio, Institutional Class, 3.48%(b)			14,548,901
1,923,585	First American Government Obligations Fund, Class X, 3.54%(b),(c)			1,923,585
	TOTAL MONEY MARKET FUNDS (Cost $16,472,486)			16,472,486

	TOTAL SHORT-TERM INVESTMENTS (Cost $16,472,486)			16,472,486

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

Fair Value
	TOTAL INVESTMENTS - 110.7% (Cost $121,319,061)			$ 121,827,057
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.7)%			(11,789,158)
	NET ASSETS - 100.0%			$ 110,037,899

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation
11	CME E-Mini NASDAQ 100 Index Futures	06/22/2026	$ 6,689,155	$ 2,220
40	CME E-Mini Standard & Poor's 500 Index Futures	06/22/2026	15,191,500	1,490,837
	TOTAL FUTURES CONTRACTS			$ 1,493,057

(a)	Zero coupon bond; rate disclosed is the effective yield as of May 31, 2026.
(b)	Rate disclosed is the seven-day effective yield as of May 31, 2026.
(c)	All or a portion of this investment is a holding of the Hundredfold Select Alternative Fund Limited (HFSA Fund Limited).

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS - SELL PROTECTION: (1)(2)(3)
Reference Entity	Counterparty	Termination Date	Interest Rate Receivable	Payment Frequency	Notional Amount at May 31, 2026	Fair Value	Upfront Premiums Paid	Unrealized Appreciation
CDX North American High Yield Series 46	BRC	6/20/2031	500 bps	Quarterly	$ (13,464,000)	$ 1,251,841	$ 1,062,425	$ 189,416

BRC - Barclays Capital
(1) For centrally cleared swaps, when a credit event occurs as defined under the terms of the swap contract, the Fund as a seller of credit protection will either (i) pay a net amount equal to the par value of the defaulted reference security and receive the reference security or (ii) pay a net amount equal to the par value of the defaulted reference security less its recovery value.
(2) For centrally cleared swaps, implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap contracts as of period end, will serve as an indicator of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a reference security reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the contract. Generally, wider credit spreads represent a perceived deterioration of the reference security’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap contract.
(3) For centrally cleared swaps, the notional amounts represents the maximum potential the Fund may pay as a seller of credit protection if a credit event occurs, as defined under the terms of the swap contract, for each security included in the reference security.

HUNDREDFOLD SELECT ALTERNATIVE FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
May 31, 2026

TOTAL RETURN SWAPS
Number of Shares	Reference Entity	Notional Amount at May 31, 2026	Interest Rate Payable(1)	Payment Frequency	Termination Date	Counterparty	Unrealized Appreciation (Depreciation)
Long Position:
859,473	BlackRock Global Equity Market Neutral Fund, Institutional Shares*	$ 13,889,084	USD FED plus 165 bp	Quarterly	6/30/2027	CIBC	$ -
1,661,264	Eaton Vance Global Macro Absolute Return Advantage Fund, Class R6*	20,599,676	USD-SOFR plus 165 bp	Quarterly	4/17/2029	BRC	-
1,498,471	Holbrook Income Fund, Class I*	14,625,076	USD-SOFR plus 165 bp	Quarterly	9/23/2026	NGFP	-
170,100	iShares iBoxx $ High Yield Corporate Bond ETF	13,660,731	USD-OBFR plus 55 bp	Quarterly	4/27/2027	NGFP	20,303
127,900	iShares National Muni Bond ETF	13,707,043	USD-OBFR plus 55 bp	Quarterly	4/27/2027	NGFP	(13,720,756)
517,700	PIMCO Multisector Bond Active ETF	13,713,873	USD-OBFR plus 55 bp	Quarterly	4/27/2027	NGFP	(13,738,602)

						Total:	$ (27,439,055)
	BRC - Barclays Capital
	CIBC - Canadian Imperial Bank of Commerce
	FED - Federal Funds Effective Rate
	NGFP - Nomura Global Financial Products, Inc.
	OBFR - Overnight Bank Funding Rate
	SOFR - Secured Overnight Financing Rate
	(1) Interest rate is based upon predeterminied notional amounts, which may be a multiple of the number of shares plus a specified spread.
	* Swap contract reset at May 31, 2026.